PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Property and Equipment

Property and equipment consisted of:

(In thousands)	December 29, 2012	December 31, 2011
Land	$31,430	$34,258
Buildings	290,153	335,862
Leasehold improvements	746,909	998,736
Furniture, fixtures and equipment	1,337,612	1,547,659

	2,406,104	2,916,515
Less accumulated depreciation	(1,549,763)	(1,849,475)

Total	$856,341	$1,067,040

Schedule of Assets Held Under Capital Leases

The above table of property and equipment includes assets held under capital leases as follows:

(In thousands)	December 29, 2012	December 31, 2011
Buildings	$228,392	$266,992
Furniture, fixtures and equipment	57,565	53,924

	285,957	320,916
Less accumulated depreciation	(106,720)	(112,250)

Total	$179,237	$208,666